Related Party Transactions (Tables)	12 Months Ended
Jun. 30, 2019
Related Party Transactions [Abstract]
Schedule of other payables
	June 30, 2019	June 30, 2018

Xianfu Han	$361,336	$91,336
Weili He	396,401	104,428
	$757,737	$195,763